UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  5/30/03

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:		1

Form 13F information table entry total:		79


Form 13F information table value total (x$1000): $142,034


List of other included managers:  zero

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                       Artemis Investment Management
                                 FORM 13F
                             March 31, 2003


Voting Authority
Name       title            Value   Shrs/   Sh/ Put/ Invstmt Othr
of Issuer  of class CUSIP (x$1000) Prn Amt Prn Call Dscretn Mgrs Sole shared
None
------------------ --------- --- ---- ------- --------- --------

Accredo Health  COM 00437V104  4344 178475.00   SH       Sole       178475.00
Actuant         COM 00508X203   234   6660.00   SH       Sole         6660.00
Acxiom Corp.    COM 005125109  2922 173600.00   SH       Sole       173600.00
Advo Inc.       COM 007585102   604  18300.00   SH       Sole        18300.00
Affymetrix      COM 00826T108  1433  55100.00   SH       Sole        55100.00
Alcon           COM H01301102   508  12375.00   SH       Sole        12375.00
American Italian
Pasta           COM 027070101  2560  59200.00   SH       Sole        59200.00
American Standard
Co.             COM  029712106   344   4995.00   SH       Sole        4995.00
American Tower
Corp.           COM  029912201  2076 376000.00   SH       Sole      376000.00
Anthem Inc      COM  03674B104   359   5425.00   SH       Sole        5425.00
Avnet Inc.      COM  053807103   252  24025.00   SH       Sole       24025.00
Baker Hughes    COM  057224107   456  15230.00   SH       Sole       15230.00
Beckman Inst.   COM  075811109   469  13795.00   SH       Sole       13795.00
Bed Bath and
Beyond Inc.     COM  075896100   426  12325.00   SH       Sole       12325.00
Bisys Group     COM  055472104   502  30740.00   SH       Sole       30740.00
Bombay Co Inc   COM  097924104  1631 299315.00   SH       Sole      299315.00
Borders Group   COM  099709107  4214 286685.00   SH       Sole      286685.00
Compucredit     COM  20478N100   368  58555.00   SH       Sole       58555.00
Countrywide FinlCOM  222372104   491   8535.00   SH       Sole        8535.00
Crown Holdings  COM  228368106  3069 546090.00   SH       Sole      546090.00
DRS Tech.       COM  23330X100  2642 105650.00   SH       Sole      105650.00
Diebold, Inc.   COM  253651103   430  12655.00   SH       Sole       12655.00
DoubleClick Inc COM  258609304  3542 455800.00   SH       Sole      455800.00
Electronics
Boutique        COM  286045109   218  13000.00   SH       Sole       13000.00
Elizabeth Arden COM  28660G106  1592 161800.00   SH       Sole      161800.00
Emcor Group     COM  29084Q100  3915  81145.00   SH       Sole       81145.00
Energizer Hold. COM  29266R108   461  18100.00   SH       Sole       18100.00
Entercom Comm.  COM  293639100  4059  92450.00   SH       Sole       92450.00
FMC Tech.       COM  30249U101  4097 213400.00   SH       Sole      213400.00
Federated Dept  COM  31410H101   192   6855.00   SH       Sole        6855.00
Fisher Scient.  COM  338032204  4047 144750.00   SH       Sole      144750.00
Foot Locker     COM  344849104  4859 454080.00   SH       Sole      454080.00
Gannett Co.     COM  364730101   394   5600.00   SH       Sole        5600.00
General Mills   COM  370334104   415   9110.00   SH       Sole        9110.00
Getty Images    COM  374276103  2510  91400.00   SH       Sole       91400.00
Grant Prideco   COM  38821G101  3653 302900.00   SH       Sole      302900.00
Hubbell Harvey BCOM  443510201   223   7110.00   SH       Sole        7110.00
Infinity Property
& Casualty      COM  45665Q103   245  13435.00   SH       Sole       13435.00
LCC Intl.       COM  501810105   484 225100.00   SH       Sole      225100.00
Laboratory Corpo
of America      COM  50540R409    88   2980.00   SH       Sole        2980.00
Lithia Motors   COM  536797103   956  77700.00   SH       Sole       77700.00
Maxim Integrated
Products        COM  57772K101   232   6430.00   SH       Sole        6430.00
Mediacom Commun.COM  58446K105  2104 239100.00   SH       Sole      239100.00
Medsource Tech. COM  58505Y103   229 126300.00   SH       Sole      126300.00
Medtronic, Inc. COM  585055106    64   1410.00   SH       Sole        1410.00
Mettler Toledo  COM  592688105  3995 134100.00   SH       Sole      134100.00
Micromuse       COM  595094103  1898 365000.00   SH       Sole      365000.00
Minerals Tech.  COM  603158106  3543  92975.00   SH       Sole       92975.00
Mohawk Ind.     COM  608190104   388   8095.00   SH       Sole        8095.00
O'Reilly Automo.COM  686091109  3987 147300.00   SH       Sole      147300.00
OSI Systems     COM  671044105  1387  87700.00   SH       Sole       87700.00
Old Republic    COM  680223104   149   5580.00   SH       Sole        5580.00
Omnicare Inc.   COM  681904108  4258 156500.00   SH       Sole      156500.00
Pacer Int.      COM  69373H106  2288 182590.00   SH       Sole      182590.00
Pall Corp.      COM  696429307  4018 200900.00   SH       Sole      200900.00
Pentair Inc.    COM  709631105  3772 106700.00   SH       Sole      106700.00
Performance FoodCOM  713755106   450  14665.00   SH       Sole       14665.00
Pfizer, Inc.    COM  717081103   486  15605.00   SH       Sole       15605.00
Pharmaceutical
Product Develop COM  717124101   456  16990.00   SH       Sole       16990.00
Photon Dynamics COM  719364101  1369  83700.00   SH       Sole       83700.00
Pier 1 Imports  COM  720279108   367  23150.00   SH       Sole       23150.00
Regal Enter.    COM  758766109  2438 135800.00   SH       Sole      135800.00
Regeneration
Technologies    COM  75886N100  2545 283060.00   SH       Sole      283060.00
Ruby Tuesday    COM  781182100   171   8360.00   SH       Sole        8360.00
Sicor Inc       COM  825846108  5226 312955.00   SH       Sole      312955.00
Smithfield FoodsCOM  832248108  4085 230555.00   SH       Sole      230555.00
Southwest Banc. COM  84476R109  4243 141300.00   SH       Sole      141300.00
Steven Madden   COM  556269108    67   4275.00   SH       Sole        4275.00
Superior Ind.   COM  868168105   483  13260.00   SH       Sole       13260.00
Talbots Inc.    COM  874161102   331  12840.00   SH       Sole       12840.00
Triad Hospitals COM  89579K109  4817 179060.00   SH       Sole      179060.00
Valassis Comm.  COM  918866104  3280 124250.00   SH       Sole      124250.00
Varian Inc.     COM  922206107  4373 152590.00   SH       Sole      152590.00
Veridian Corp   COM  92342R203  2796 140500.00   SH       Sole      140500.00
Wal Mart Stores COM  931142103   268   5145.00   SH       Sole        5145.00
Wendy's Int.    COM  950590109   398  14480.00   SH       Sole       14480.00
Werner Ent.     COM  950755108  4126 214205.00   SH       Sole      214205.00
Willis Group    COM  G96655108   381  13755.00   SH       Sole       13755.00
Yum! Brands Inc COM  988498101   283  11630.00   SH       Sole       11630.00
REPORT SUMMARY   79 DATA RECORDS 142034            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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